                        PRINCIPAL-PLUS VARIABLE ANNUITY
 (formerly The U.S. Bancorp Investments Inc. Principal-Plus Variable Annuity)

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 23, 2001
                                    to the
                         Prospectus dated May 1, 2001



The U.S. Bancorp Investments Inc. Principal-Plus Variable Annuity is now known as the Principal-Plus Variable Annuity. Therefore, all references to The U.S. Bancorp Investments Inc. Principal-Plus Variable Annuity in your prospectus should be read accordingly.










                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
               PRINCIPAL-PLUS VARIABLE ANNUITY dated May 1, 2001

                        PRINCIPAL-PLUS VARIABLE ANNUITY
 (formerly The U.S. Bancorp Investments Inc. Principal-Plus Variable Annuity)

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 23, 2001
                                    to the
             Statement of Additional Information dated May 1, 2001



The U.S. Bancorp Investments Inc. Principal-Plus Variable Annuity is now known as the Principal-Plus Variable Annuity. Therefore, all references to The U.S. Bancorp Investments Inc. Principal-Plus Variable Annuity in your Statement of Additional Information should be read accordingly.
















   This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the
               PRINCIPAL-PLUS VARIABLE ANNUTIY dated May 1, 2001